Patents - Schedule of Patents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Net Book Value	$ 146,485	$ 150,025
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	312,702	283,504
Accumulated Amortization	166,217	133,479
Net Book Value	$ 146,485	$ 150,025